Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Schedule of Estimated Amounts Amortized from Accumulated Other Comprehensive Income or Regulatory Assets into Net Periodic Benefit Cost (Detail)
$ in Thousands
12 Months Ended
Dec. 31, 2015 USD ($)
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan net actuarial loss	$ 25,000
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan net actuarial loss	1,400
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan net actuarial loss	400
PBOP prior service cost	$ 1,300